Finance costs and unwinding of obligations	3 Months Ended
Mar. 31, 2021
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs and unwinding of obligations	Finance costs and unwinding of obligations

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Finance costs - borrowings	24	31	130
Finance costs - leases	2	2	8
Unwinding of obligations	4	10	39
	30	43	177

The interest included within finance costs is calculated at effective interest rates.